Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
VAT tax payable	$ 71,796	$ 72,295
Corporate income tax payable	170,370	175,157
Land use tax and other taxes payable	7,462	6,681
Total	$ 249,628	$ 254,133